EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.02

Client Name:	Ellington
Client Project Name:	EFMT 2024-INV1
Start - End Dates:	1/11/2023 - 3/30/2023
Deal Loan Count:	15

Conditions Report 2.0

Loans in Report:	15
Loans with Conditions:	10

5 - Total Active Conditions
5 - Non-Material Conditions
5 - Credit Review Scope
3 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: LTV/CLTV
29 - Total Satisfied Conditions

20 - Credit Review Scope
5 - Category: Application
1 - Category: Assets
1 - Category: Income/Employment
12 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Appraisal
7 - Compliance Review Scope
7 - Category: Documentation
0 - Total Waived Conditions

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.